Equity - Treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Valid authorization period from Shareholder's meeting for 2019 Buyback Program	18 months
Treasury shares held (in shares)	2,009,500	1,265,099	9,742,968
Ordinary shares, liquidity contract [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)		170,000	853,500
Ordinary shares, Orange Vision 2021, Long Term Incentive Plan 2019-2021 and LTIP 2020-2022 free share award plan [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)			8,889,468
Ordinary shares, Long Term Incentive Plans 2018-2020, 2019-2021, 2020-2022, and free share award plans [member]
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)		1,095,099